CASH RESTRICTED FOR USE (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restrictions On Cash And Cash Equivalents [Line Items]
Cash restricted for environmental and rehabilitation obligations	$ 32	$ 31	$ 31
Current	26	42	33
Total cash restricted for use (note 33 and 34)	58	73	64
Cash restricted by prudential solvency requirements
Restrictions On Cash And Cash Equivalents [Line Items]
Current	18	24	27
Cash balances held by - joint operations
Restrictions On Cash And Cash Equivalents [Line Items]
Current	$ 8	$ 18	$ 6